Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000253970
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2026 Corporate Bond ETF
Trading Symbol	MYCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2026 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2026 Corporate Bond ETF	$7	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 11,275,917
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$11,275,917 Number of Portfolio Holdings144 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	24.0%
Oil&Gas	6.7%
Pipelines	5.6%
Diversified Financial Services	5.0%
Electric	5.0%
REITS	4.5%
Semiconductors	4.3%
Auto Manufacturers	4.0%
Pharmaceuticals	3.9%
Telecommunications	3.4%

Top Ten Holdings

Holdings	%
Broadcom, Inc., 3.46%, due 09/15/26	2.6%
U.S. Bancorp, 5.73%, due 10/21/26	2.2%
Royal Bank of Canada, 4.65%, due 01/27/26	2.2%
Diamondback Energy, Inc., 3.25%, due 12/01/26	2.1%
Barclays PLC, 4.38%, due 01/12/26	1.9%
Nomura Holdings, Inc., 5.71%, due 01/09/26	1.8%
Occidental Petroleum Corp., 5.55%, due 03/15/26	1.8%
Ovintiv, Inc., 5.38%, due 01/01/26	1.8%
Ford Motor Credit Co. LLC, 5.13%, due 11/05/26	1.8%
Sands China Ltd., 3.80%, due 01/08/26	1.8%

C000253976
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2027 Corporate Bond ETF
Trading Symbol	MYCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2027 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2027 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 9,955,410
Holdings Count | Holding	174
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$9,955,410 Number of Portfolio Holdings174 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	16.5%
Electric	10.3%
Pharmaceuticals	6.1%
Auto Manufacturers	5.2%
Oil&Gas	4.9%
Diversified Financial Services	4.2%
Food	4.0%
Semiconductors	3.9%
Telecommunications	3.5%
Health Care Services	3.3%

Top Ten Holdings

Holdings	%
Ford Motor Credit Co. LLC, 5.80%, due 03/05/27	2.4%
Bank of America Corp., 4.38%, due 04/27/28	2.0%
General Motors Co., 6.80%, due 10/01/27	2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, due 04/15/27	2.0%
Morgan Stanley, 5.65%, due 04/13/28	1.8%
JPMorgan Chase & Co., 5.57%, due 04/22/28	1.8%
Citigroup, Inc., 4.66%, due 05/24/28	1.8%
Deutsche Bank AG, 5.71%, due 02/08/28	1.5%
BP Capital Markets America, Inc., 5.02%, due 11/17/27	1.5%
Santander Holdings USA, Inc., 4.40%, due 07/13/27	1.5%

C000253977
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2028 Corporate Bond ETF
Trading Symbol	MYCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2028 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2028 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 17,382,572
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$17,382,572 Number of Portfolio Holdings76 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	13.8%
Electric	9.0%
Pharmaceuticals	7.5%
Oil&Gas	6.1%
Semiconductors	5.2%
Telecommunications	4.8%
Pipelines	4.7%
Software	4.2%
Food	4.1%
Diversified Financial Services	3.7%

Top Ten Holdings

Holdings	%
Bank of America Corp., 5.20%, due 04/25/29	2.6%
Jefferies Financial Group, Inc., 5.88%, due 07/21/28	2.6%
Toyota Motor Corp., 5.12%, due 07/13/28	2.6%
T-Mobile USA, Inc., 4.80%, due 07/15/28	2.5%
Verizon Communications, Inc., 4.33%, due 09/21/28	2.3%
Wells Fargo & Co., 4.15%, due 01/24/29	2.1%
Schlumberger Investment SA, 4.50%, due 05/15/28	2.1%
Lincoln National Corp., 3.80%, due 03/01/28	2.1%
L3Harris Technologies, Inc., 4.40%, due 06/15/28	2.1%
BP Capital Markets America, Inc., 4.23%, due 11/06/28	2.1%

C000253978
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2029 Corporate Bond ETF
Trading Symbol	MYCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2029 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2029 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 14,826,887
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$14,826,887 Number of Portfolio Holdings159 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	9.4%
Electric	7.8%
Insurance	5.4%
Telecommunications	4.9%
Pharmaceuticals	4.8%
Auto Manufacturers	4.7%
REITS	4.6%
Semiconductors	4.6%
Retail	4.5%
Pipelines	4.2%

Top Ten Holdings

Holdings	%
Broadcom, Inc., 5.05%, due 07/12/29	1.8%
Home Depot, Inc., 4.75%, due 06/25/29	1.7%
AbbVie, Inc., 4.80%, due 03/15/29	1.4%
Boston Scientific Corp., 4.00%, due 03/01/29	1.3%
Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	1.3%
John Deere Capital Corp., 4.85%, due 06/11/29	1.3%
PepsiCo, Inc., 2.63%, due 07/29/29	1.3%
Cisco Systems, Inc., 4.85%, due 02/26/29	1.2%
GE HealthCare Technologies, Inc., 4.80%, due 08/14/29	1.2%
Genuine Parts Co., 4.95%, due 08/15/29	1.2%

C000253979
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2030 Corporate Bond ETF
Trading Symbol	MYCJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2030 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2030 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 14,768,074
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$14,768,074 Number of Portfolio Holdings115 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	13.2%
Oil&Gas	7.2%
Semiconductors	7.2%
Pipelines	7.2%
Retail	5.9%
Telecommunications	5.7%
Insurance	4.7%
Electric	3.8%
Health Care Services	3.3%
REITS	3.3%

Top Ten Holdings

Holdings	%
Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	2.8%
Philip Morris International, Inc., 5.50%, due 09/07/30	2.5%
Energy Transfer LP, 6.40%, due 12/01/30	2.5%
Micron Technology, Inc., 4.66%, due 02/15/30	2.4%
Broadcom, Inc., 4.15%, due 11/15/30	2.4%
Carrier Global Corp., 2.72%, due 02/15/30	2.3%
T-Mobile USA, Inc., 3.88%, due 04/15/30	2.3%
UnitedHealth Group, Inc., 5.30%, due 02/15/30	2.2%
Kenvue, Inc., 5.00%, due 03/22/30	2.1%
Diamondback Energy, Inc., 5.15%, due 01/30/30	2.1%

C000253980
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2031 Corporate Bond ETF
Trading Symbol	MYCK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2031 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2031 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 6,154,413
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$6,154,413 Number of Portfolio Holdings114 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Industries

Industry	%
REITS	9.4%
Electric	8.9%
Pharmaceuticals	5.8%
Telecommunications	5.7%
Banks	5.6%
Semiconductors	5.3%
Oil&Gas	4.6%
Pipelines	4.4%
Agriculture	4.2%
Insurance	4.0%

Top Ten Holdings

Holdings	%
AbbVie, Inc., 4.95%, due 03/15/31	2.5%
Broadcom, Inc., 5.15%, due 11/15/31	2.5%
Philip Morris International, Inc., 5.13%, due 02/13/31	2.1%
Extra Space Storage LP, 5.90%, due 01/15/31	2.1%
Micron Technology, Inc., 5.30%, due 01/15/31	2.1%
AT&T, Inc., 2.75%, due 06/01/31	2.0%
General Motors Financial Co., Inc., 5.60%, due 06/18/31	2.0%
T-Mobile USA, Inc., 3.50%, due 04/15/31	1.8%
Charles Schwab Corp., 2.30%, due 05/13/31	1.8%
Berry Global, Inc., 5.80%, due 06/15/31	1.6%

C000253981
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2032 Corporate Bond ETF
Trading Symbol	MYCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2032 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2032 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 6,116,835
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$6,116,835 Number of Portfolio Holdings86 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Industries

Asset Type	%
Electric	11.5%
Banks	9.1%
Semiconductors	8.0%
Telecommunications	5.4%
REITS	5.3%
Retail	5.1%
Insurance	4.4%
Pipelines	4.0%
Diversified Financial Services	3.6%
Pharmaceuticals	3.5%

Top Ten Holdings

Holdings	%
Broadcom, Inc., 4.30%, due 11/15/32	3.1%
Philip Morris International, Inc., 5.75%, due 11/17/32	2.2%
Amazon.com, Inc., 4.70%, due 12/01/32	2.1%
Ford Motor Co., 6.10%, due 08/19/32	2.1%
Advanced Micro Devices, Inc., 3.92%, due 06/01/32	2.0%
Warnermedia Holdings, Inc., 4.28%, due 03/15/32	1.9%
T-Mobile USA, Inc., 2.70%, due 03/15/32	1.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 05/15/32	1.8%
Dick's Sporting Goods, Inc., 3.15%, due 01/15/32	1.8%
Verizon Communications, Inc., 2.36%, due 03/15/32	1.8%

C000253982
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2033 Corporate Bond ETF
Trading Symbol	MYCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2033 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2033 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 6,116,204
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$6,116,204 Number of Portfolio Holdings82 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Industries

Industry	%
Electric	16.3%
Pipelines	8.4%
Pharmaceuticals	7.1%
Banks	5.6%
Insurance	5.6%
Semiconductors	5.4%
REITS	4.6%
Telecommunications	4.1%
Oil&Gas	3.5%
Retail	3.1%

Top Ten Holdings

Holdings	%
Philip Morris International, Inc., 5.38%, due 02/15/33	2.4%
Duke Energy Florida LLC, 5.88%, due 11/15/33	2.4%
Micron Technology, Inc., 5.88%, due 09/15/33	2.4%
National Grid PLC, 5.81%, due 06/12/33	2.4%
Exelon Corp., 5.30%, due 03/15/33	2.3%
Southern Co., 5.20%, due 06/15/33	2.1%
Corebridge Financial, Inc., 6.05%, due 09/15/33	2.1%
ONEOK, Inc., 6.05%, due 09/01/33	1.9%
Vale Overseas Ltd., 6.13%, due 06/12/33	1.9%
Apollo Global Management, Inc., 6.38%, due 11/15/33	1.8%

C000253983
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2034 Corporate Bond ETF
Trading Symbol	MYCN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2034 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2034 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 7,320,774
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$7,320,774 Number of Portfolio Holdings100 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Ten Industries

Asset Type	%
Electric	12.8%
Pipelines	7.0%
Insurance	6.1%
Pharmaceuticals	5.9%
Banks	5.6%
REITS	5.3%
Telecommunications	4.8%
Semiconductors	4.7%
Oil&Gas	4.4%
Diversified Financial Services	3.2%

Top Ten Holdings

Holdings	%
General Motors Financial Co., Inc., 5.95%, due 04/04/34	3.2%
Imperial Brands Finance PLC, 5.88%, due 07/01/34	2.8%
AbbVie, Inc., 5.05%, due 03/15/34	2.0%
Broadcom, Inc., 3.47%, due 04/15/34	1.9%
DTE Electric Co., 5.20%, due 03/01/34	1.9%
Southern Co., 5.70%, due 03/15/34	1.8%
Carrier Global Corp., 5.90%, due 03/15/34	1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 06/15/34	1.7%
T-Mobile USA, Inc., 5.15%, due 04/15/34	1.6%
Targa Resources Corp., 6.50%, due 03/30/34	1.6%

C000253971
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2026 Municipal Bond ETF
Trading Symbol	MYMF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2026 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2026 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 5,003,845
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$5,003,845 Number of Portfolio Holdings37 Portfolio Turnover Rate22%
Holdings [Text Block]

Top States

State	%
New York	13.5%
Texas	12.5%
Michigan	10.9%
Pennsylvania	10.7%
California	10.1%
Illinois	7.9%
Florida	5.4%
Indiana	4.5%
Colorado	4.1%
Washington	3.2%

Top Ten Holdings

Holdings	%
State Public School Building Authority Revenue, PA, 5.00%, due 06/01/36	4.6%
Grand Rapids Public Schools, General Obligation, MI, 5.00%, due 05/01/38	4.6%
Commonwealth of Pennsylvania, General Obligation, PA, 4.00%, due 02/01/33	4.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 4.00%, due 08/01/37	4.5%
State of California, General Obligation, CA, 4.00%, due 08/01/36	4.5%
Illinois Finance Authority Revenue, IL, 4.00%, due 10/01/34	4.5%
City of West Lafayette Sewer Revenue, IN, 3.75%, due 07/01/29	4.5%
Arcadia Unified School District, General Obligation, CA, 4.00%, due 08/01/38	4.5%
City of Waxahachie, General Obligation, TX, 4.00%, due 08/01/36	4.5%
Regional Transportation District Sales Tax Revenue, CO, 5.00%, due 11/01/46	4.1%

C000253972
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2027 Municipal Bond ETF
Trading Symbol	MYMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2027 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2027 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 4,979,281
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$4,979,281 Number of Portfolio Holdings38 Portfolio Turnover Rate69%
Holdings [Text Block]

Top States

State	%
Illinois	12.6%
New York	11.6%
Ohio	7.5%
California	7.1%
Iowa	6.9%
Pennsylvania	6.1%
District of Columbia	6.0%
Virginia	5.8%
North Carolina	4.7%
Indiana	4.6%

Top Ten Holdings

Holdings	%
Virginia Public Building Authority Revenue, VA, 5.00%, due 08/01/27	4.8%
North Carolina Turnpike Authority Revenue, NC, 5.00%, due 01/01/32	4.7%
Carmel Local Public Improvement Bond Bank Revenue, IN, 4.00%, due 01/15/35	4.6%
Valley Park Fire Protection District, General Obligation, MO, 4.00%, due 03/01/37	4.6%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/36	4.5%
Garvey School District, General Obligation, CA, 4.00%, due 08/01/46	4.5%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/27	4.2%
Village of Elk Grove Village, General Obligation, IL, 5.00%, due 01/01/36	4.2%
Village of Rosemont, General Obligation, IL, 5.00%, due 12/01/46	4.1%
Build NYC Resource Corp. Revenue, NY, 5.00%, due 08/01/30	4.1%

C000253973
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2028 Municipal Bond ETF
Trading Symbol	MYMH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2028 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2028 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 4,951,862
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$4,951,862 Number of Portfolio Holdings46 Portfolio Turnover Rate71%
Holdings [Text Block]

Top States

State	%
Texas	20.0%
Ohio	10.9%
Pennsylvania	8.4%
Michigan	7.5%
Florida	6.9%
Washington	4.8%
Minnesota	4.6%
California	4.2%
Wisconsin	4.1%
Virginia	4.0%

Top Ten Holdings

Holdings	%
Texas Water Development Board Revenue, TX, 5.00%, due 04/15/49	4.7%
Dawson-Boyd Independent School District No. 378, General Obligation, MN, 4.00%, due 02/01/37	4.6%
Hurst-Euless-Bedford Independent School District, General Obligation, TX, 4.00%, due 08/15/38	4.6%
Ohio Higher Educational Facility Commission Revenue, OH, 4.00%, due 12/01/35	4.6%
City of Columbus, General Obligation, OH, 5.00%, due 04/01/28	4.3%
San Mateo County Community College District, General Obligation, CA, 5.00%, due 09/01/45	4.2%
Lower Colorado River Authority Revenue, TX, 5.00%, due 05/15/48	4.1%
Miami-Dade County Educational Facilities Authority Revenue, FL, 5.00%, due 04/01/34	4.0%
City of Grosse Pointe, General Obligation, MI, 5.00%, due 10/01/31	3.8%
Gibraltar School District, General Obligation, MI, 5.00%, due 05/01/37	3.7%

C000253974
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2029 Municipal Bond ETF
Trading Symbol	MYMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2029 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2029 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 7,420,318
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$7,420,318 Number of Portfolio Holdings47 Portfolio Turnover Rate35%
Holdings [Text Block]

Top States

State	%
Texas	13.9%
Ohio	11.1%
Illinois	8.3%
Pennsylvania	7.1%
Kentucky	6.7%
Florida	6.2%
Arizona	5.4%
Oregon	4.8%
Iowa	4.4%
Washington	4.1%

Top Ten Holdings

Holdings	%
Oregon State Lottery Revenue, OR, 5.00%, due 04/01/29	4.4%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/29	4.4%
Aubrey Independent School District, General Obligation, TX, 5.00%, due 02/15/29	4.4%
State of Ohio Revenue, OH, 5.00%, due 12/15/28	4.2%
County of Hamilton Sales Tax Revenue, OH, 5.00%, due 12/01/29	3.4%
State of Utah, General Obligation, UT, 5.00%, due 07/01/29	3.3%
Vermont Educational & Health Buildings Financing Agency Revenue, VT, 5.00%, due 11/01/35	3.3%
Kentucky Economic Development Finance Authority Revenue, KY, 5.00%, due 08/01/35	3.2%
City of Charlotte Airport Revenue, NC, 5.00%, due 07/01/49	3.1%
Central Florida Expressway Authority Revenue, FL, 5.00%, due 07/01/49	3.1%

C000253975
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2030 Municipal Bond ETF
Trading Symbol	MYMJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA My2030 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2030 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 8,692,445
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2025

Total Net Assets$8,692,445 Number of Portfolio Holdings57 Portfolio Turnover Rate65%
Holdings [Text Block]

Top States

State	%
Washington	11.0%
Florida	6.6%
Pennsylvania	6.4%
New York	6.4%
California	5.5%
Texas	5.4%
Michigan	5.3%
Ohio	4.2%
Connecticut	3.8%
Hawaii	3.5%

Top Ten Holdings

Holdings	%
New York Transportation Development Corp. Revenue, NY, 5.00%, due 12/01/37	3.7%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/37	3.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/33	3.2%
Oklahoma Capitol Improvement Authority Revenue, OK, 5.00%, due 07/01/30	3.1%
Pennsylvania Turnpike Commission Revenue, PA, 5.00%, due 12/01/30	3.0%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/34	2.9%
City of Philadelphia Water & Wastewater Revenue, PA, 5.00%, due 11/01/39	2.8%
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX, 5.00%, due 07/01/31	2.8%
Escambia County Health Facilities Authority Revenue, FL, 5.00%, due 08/15/34	2.7%
Chelan County Public Utility District No. 1 Revenue, WA, 4.00%, due 07/01/36	2.7%